FAIR-VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	$ 2,469	¥ 17,187	¥ 50,482
Long-term investments	$ 58,332	406,099	208,949
Recurring Basis
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments		66,361	134,651
Recurring Basis | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments		42,212	84,169
Recurring Basis | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments		66,361	134,651
Recurring Basis | Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments		42,212	84,169
Recurring Basis | Convertible Bond
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments		17,187	50,482
Long-term investments		6,962
Recurring Basis | Convertible Bond | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments		17,187	¥ 50,482
Long-term investments		¥ 6,962